Label	Element	Value
Document And Entity Information Elements	ck0001064046_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 8, 2013
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 8, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 8, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2012

DWA Flexible Allocation Fund

DWA Flexible Allocation Fund

Supplement dated April 8, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Revisions to Fee Tables and Expense Examples

Effective immediately, each Fund’s Annual Fund Operating Expenses are restated to reflect current Acquired Fund Fees and Expenses. Therefore, the “Fees and Expenses of the Fund” and “Example” sections of each Fund’s Summary Prospectus are replaced in their entirety with the tables and examples shown below.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DWA Flexible Allocation Fund Variable Annuity
Management Fees		1.00%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses		0.85%
Acquired Fund Fees and Expenses	[1]	0.26%
Total Annual Fund Operating Expenses	[2]	2.11%
[1]	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect current Acquired Fund Fees and Expenses.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DWA Flexible Allocation Fund Variable Annuity	214	661	1,134	2,441

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. VTDWA-SUP-0512x0513

DWA Sector Rotation Fund

DWA Sector Rotation Fund

Supplement dated April 8, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Revisions to Fee Tables and Expense Examples

Effective immediately, each Fund’s Annual Fund Operating Expenses are restated to reflect current Acquired Fund Fees and Expenses. Therefore, the “Fees and Expenses of the Fund” and “Example” sections of each Fund’s Summary Prospectus are replaced in their entirety with the tables and examples shown below.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DWA Sector Rotation Fund Variable Annuity
Management Fees		1.00%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses		0.86%
Acquired Fund Fees and Expenses	[1]	0.44%
Total Annual Fund Operating Expenses	[2]	2.30%
[1]	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect current Acquired Fund Fees and Expenses.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DWA Sector Rotation Fund Variable Annuity	233	718	1,230	2,636

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. VTDWA-SUP-0512x0513

DWA Flexible Allocation Fund

DWA Flexible Allocation Fund

Supplement dated April 8, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Revisions to Fee Tables and Expense Examples

Effective immediately, each Fund’s Annual Fund Operating Expenses are restated to reflect current Acquired Fund Fees and Expenses. Therefore, the “Fees and Expenses of the Fund” and “Example” sections of each Fund’s Summary Prospectus are replaced in their entirety with the tables and examples shown below.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DWA Flexible Allocation Fund Variable Annuity
Management Fees		1.00%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses		0.85%
Acquired Fund Fees and Expenses	[1]	0.26%
Total Annual Fund Operating Expenses	[2]	2.11%
[1]	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect current Acquired Fund Fees and Expenses.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DWA Flexible Allocation Fund Variable Annuity	214	661	1,134	2,441

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. VTDWA-SUP-0512x0513
DWA Sector Rotation Fund

DWA Sector Rotation Fund

Supplement dated April 8, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Revisions to Fee Tables and Expense Examples

Effective immediately, each Fund’s Annual Fund Operating Expenses are restated to reflect current Acquired Fund Fees and Expenses. Therefore, the “Fees and Expenses of the Fund” and “Example” sections of each Fund’s Summary Prospectus are replaced in their entirety with the tables and examples shown below.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DWA Sector Rotation Fund Variable Annuity
Management Fees		1.00%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses		0.86%
Acquired Fund Fees and Expenses	[1]	0.44%
Total Annual Fund Operating Expenses	[2]	2.30%
[1]	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect current Acquired Fund Fees and Expenses.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DWA Sector Rotation Fund Variable Annuity	233	718	1,230	2,636

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. VTDWA-SUP-0512x0513

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 8, 2013
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 8, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 8, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2012
DWA Flexible Allocation Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

DWA Flexible Allocation Fund | Variable Annuity
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	214
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
DWA Sector Rotation Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

DWA Sector Rotation Fund | Variable Annuity
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,636

[1]	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect current Acquired Fund Fees and Expenses.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.